Amount Due From Shareholder (Tables)	12 Months Ended
Dec. 31, 2025
Amount Due From Shareholder [Abstract]
Schedule of Amount Due From Shareholder	Amount due from shareholder consisted of the following:
	As of December 31,
	2024	2025
	US$’000	US$’000
Amount due from shareholder – Mega Origin	152	95
	152	95